Share capital	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Share capital

19. Share capital

	June 30, 2024	December 31, 2023
No. of ordinary shares	22,683,039	12,683,039

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023

19. Share capital

	2023	2022

No. of ordinary shares	12,683,039	10,000

Pursuant to the terms of the Merger Agreement, the aggregate consideration paid at the closing of the Business Combination to existing shareholders of the ESGH was 6,764,150 newly issued ordinary shares of ESGL at a deemed price of $10.00 per share.

In addition, at the closing of the Business Combination and after giving effect to the payments to GUCC’s redeeming stockholders, 4,100,804 GUCC’s shares remains in the share capital of ESGL.

Subsequent to the Business Combination and pursuant to an agreement for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Agreement”) with ACM ARRT K LLC (“ACM”) and Vellar Opportunities Fund Master Ltd (“Vellar”) dated July 27, 2023, ESGL issued 1,268,085 and 550,000 shares (“Additional Shares”) to Vellar and ACM respectively upon receipt of a Pricing Date notice from both parties (Note 24) on August 14 and 4, 2023.

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022